Finance Income and Finance Costs - Summary of Finance Income and Finance Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Interest income:
Financial assets measured at amortized cost	¥ 22,847	¥ 18,146	¥ 47,679
Financial assets measured at fair value through other comprehensive income	185	196	249
Financial assets measured at fair value through profit or loss	2,595	1,463	1,484
Total	25,627	19,805	49,412
Interest expense:
Financial liabilities measured at amortized cost	(15,706)	(12,269)	(15,624)
Other	(1,161)	(1,608)	(9,065)
Total	(16,867)	(13,877)	(24,689)
Dividends received:
Financial assets measured at fair value through other comprehensive income	4,777	3,372	5,169
Financial assets measured at fair value through profit or loss		0	25
Gains (losses) on derivatives:
Financial assets and financial liabilities measured at fair value through profit or loss	(77,789)	15,102	(19,270)
Gains (losses) on foreign exchange	68,033	(26,163)	(24,942)
Other	(7,335)	(17,128)	6,373
Total	(12,314)	(24,817)	(32,645)
Total finance income and finance costs	¥ (3,554)	¥ (18,889)	¥ (7,922)